Segment Information - Schedule of Operational Information by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenue:
Operating expenses	$ 2,333,094	$ 5,175,777	$ 4,658,714
Operating (loss) profit	(621,509)	(554,281)	232,116
Interest expense	(378,318)	(299,942)	(212,294)
Interest income	4,406	9,041	10,115
Derivative instruments	(3,063)	(2,164)	(260)
Foreign exchange	(46,494)	(24,190)	(9,220)
Equity method profit	274	1,524	899
Income tax expense	(49,431)	(23,983)	(20,213)
Net (loss) profit for the year	(1,094,135)	(893,995)	1,143
Total Assets	6,860,494	7,273,910
Total Liabilities	8,162,266	7,268,743
Reportable Segments [member]
Operating revenue:
External customers	1,711,585	4,621,496	4,890,830
Total operating revenue	1,711,585	4,621,496	4,890,830
Operating expenses	1,799,030	4,111,720	4,269,326
Depreciation, amortization and impairment	534,064	1,064,057	389,388
Operating (loss) profit	(621,509)	(554,281)	232,116
Interest expense	(378,318)	(299,942)	(212,294)
Interest income	4,406	9,041	10,115
Derivative instruments	(3,063)	(2,164)	(260)
Foreign exchange	(46,494)	(24,190)	(9,220)
Equity method profit	274	1,524	899
Income tax expense	(49,431)	(23,983)	(20,213)
Net (loss) profit for the year	(1,094,135)	(893,995)	1,143
Total Assets	6,860,494	7,273,910	7,118,643
Total Liabilities	8,162,266	7,268,743	6,126,182
Air Transportation Segments [member] | Reportable Segments [member]
Operating revenue:
External customers	1,566,546	4,284,901	4,577,021
Inter-segment	(102,770)	149,595	148,882
Total operating revenue	1,463,776	4,434,496	4,725,903
Operating expenses	1,582,249	4,067,372	4,226,414
Depreciation, amortization and impairment	532,150	1,061,766	388,960
Operating (loss) profit	(650,623)	(694,642)	110,529
Interest expense	(352,421)	(263,049)	(182,230)
Interest income	2,904	6,741	8,062
Derivative instruments	(3,064)	(1,892)	567
Foreign exchange	(46,312)	(24,117)	(9,238)
Equity method profit	274	1,524	899
Income tax expense	(49,387)	(24,042)	(20,258)
Net (loss) profit for the year	(1,098,629)	(999,477)	(91,669)
Total Assets	6,757,269	7,219,611	7,098,272
Total Liabilities	7,289,684	6,522,422	5,426,718
Loyalty Segments [member] | Reportable Segments [member]
Operating revenue:
External customers	145,039	336,595	313,809
Inter-segment	3,213	1,856	1,867
Total operating revenue	148,252	338,451	315,676
Operating expenses	117,432	196,116	193,269
Depreciation, amortization and impairment	11,931	11,991	12,976
Operating (loss) profit	18,889	130,344	109,431
Interest expense	(25,897)	(36,893)	(30,064)
Interest income	1,502	2,300	2,053
Derivative instruments	1	(272)	(827)
Foreign exchange	(182)	(73)	18
Income tax expense	(44)	59	45
Net (loss) profit for the year	(5,731)	95,465	80,656
Total Assets	226,391	243,249	248,937
Total Liabilities	891,841	880,483	862,834
Elimination of Intersegment Amounts [member] | Reportable Segments [member]
Operating revenue:
Inter-segment	99,557	(151,451)	(150,749)
Total operating revenue	99,557	(151,451)	(150,749)
Operating expenses	99,349	(151,768)	(150,357)
Depreciation, amortization and impairment	(10,017)	(9,700)	(12,548)
Operating (loss) profit	10,225	10,017	12,156
Net (loss) profit for the year	10,225	10,017	12,156
Total Assets	(123,166)	(188,950)	(228,566)
Total Liabilities	$ (19,259)	$ (134,162)	$ (163,370)